Schedule of Investments (unaudited)
December 31, 2024
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Corporate Bonds
Aerospace & Defense — 2.2%
Boeing Co. (The)
3.63%, 03/01/48	USD	1,843	$ 1,226,463
3.85%, 11/01/48		1,086	744,524
3.90%, 05/01/49		464	322,954
3.75%, 02/01/50		2,986	2,036,566
5.81%, 05/01/50		1,141	1,061,305
6.86%, 05/01/54		192	204,066
3.83%, 03/01/59		158	101,716
3.95%, 08/01/59		509	336,055
5.93%, 05/01/60		925	855,910
7.01%, 05/01/64		283	300,299
L3Harris Technologies, Inc., 4.85%, 04/27/35		442	420,335
Lockheed Martin Corp.
4.07%, 12/15/42		133	110,844
3.80%, 03/01/45		252	198,619
4.70%, 05/15/46		121	108,120
Northrop Grumman Corp.
7.88%, 03/01/26		81	83,679
4.03%, 10/15/47		380	298,313
RTX Corp.
4.70%, 12/15/41		138	122,487
4.80%, 12/15/43		234	207,612
4.15%, 05/15/45		186	150,000
4.35%, 04/15/47		249	204,515
4.05%, 05/04/47		109	85,594
3.13%, 07/01/50		165	107,996
			9,287,972
Automobiles — 1.5%
Daimler Truck Finance North America LLC, 2.00%, 12/14/26(a)		931	882,163
Ford Holdings LLC, 9.30%, 03/01/30		1,211	1,375,409
Ford Motor Co.
7.45%, 07/16/31		248	266,437
3.25%, 02/12/32		278	231,213
6.10%, 08/19/32		111	110,463
4.75%, 01/15/43		1,081	852,195
7.40%, 11/01/46		75	79,309
General Motors Co.
5.15%, 04/01/38		501	460,969
6.25%, 10/02/43		95	93,821
5.20%, 04/01/45		257	222,838
5.95%, 04/01/49		508	479,883
Volkswagen Group of America Finance LLC, 5.40%, 03/20/26(a)		1,134	1,137,974
			6,192,674
Banks — 10.4%
Associated Banc-Corp, 6.46%, 08/29/30		1,388	1,415,628
Bank of America Corp.
3.42%, 12/20/28		6,551	6,280,879
3.97%, 03/05/29		878	851,508
5.29%, 04/25/34		695	689,161
5.47%, 01/23/35		3,024	3,027,308
5.52%, 10/25/35		2,284	2,233,113
4.24%, 04/24/38		226	201,003
Barclays PLC, 4.84%, 09/10/28		1,335	1,326,915
Citigroup, Inc.
4.54%, 09/19/30		837	813,311
5.88%, 02/22/33		488	497,801
6.00%, 10/31/33		95	97,761
5.83%, 02/13/35		509	506,509
Security		Par (000)	Value
Banks (continued)
Citigroup, Inc.
6.13%, 08/25/36	USD	430	$ 438,671
5.41%, 09/19/39		335	319,027
FNB Corp., 5.72%, 12/11/30		780	770,042
JPMorgan Chase & Co.
3.11%, 04/22/41		385	285,407
2.53%, 11/19/41		422	285,101
3.16%, 04/22/42		110	80,769
5.53%, 11/29/45		4,793	4,678,700
KeyBank N.A., 4.90%, 08/08/32		795	753,390
KeyCorp
4.79%, 06/01/33		96	90,781
6.40%, 03/06/35		3,187	3,317,061
Lloyds Banking Group PLC
4.58%, 12/10/25		834	830,057
5.68%, 01/05/35		1,767	1,759,669
5.59%, 11/26/35		271	268,624
M&T Bank Corp.
4.83%, 01/16/29		738	734,851
5.39%, 01/16/36		2,004	1,941,439
PNC Financial Services Group, Inc. (The)
6.88%, 10/20/34		616	672,402
5.68%, 01/22/35		359	363,145
5.40%, 07/23/35		685	679,675
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/25		547	537,833
5.46%, 01/13/26		312	314,395
U.S. Bancorp
4.84%, 02/01/34		800	765,787
5.84%, 06/12/34		319	325,188
5.68%, 01/23/35		1,189	1,199,036
Wells Fargo & Co.
5.21%, 12/03/35		1,295	1,259,995
5.38%, 11/02/43		87	81,235
5.61%, 01/15/44		87	83,247
4.90%, 11/17/45		94	81,466
4.40%, 06/14/46		100	80,297
4.75%, 12/07/46		314	264,699
5.01%, 04/04/51		91	80,776
4.61%, 04/25/53		828	691,372
Wells Fargo Bank N.A.
4.81%, 01/15/26		758	760,201
5.45%, 08/07/26		561	567,650
5.25%, 12/11/26		382	386,616
			43,689,501
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 01/15/42		117	108,729
5.80%, 01/23/59		77	78,407
			187,136
Biotechnology — 1.3%
AbbVie, Inc.
3.60%, 05/14/25		311	309,711
4.05%, 11/21/39		115	98,248
4.40%, 11/06/42		139	120,307
5.35%, 03/15/44		122	118,926
4.75%, 03/15/45		100	89,186
4.70%, 05/14/45		106	93,529
4.45%, 05/14/46		347	294,963
4.88%, 11/14/48		584	524,394
4.25%, 11/21/49		160	130,087
5.40%, 03/15/54		130	125,132

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Biotechnology (continued)
Amgen, Inc.
4.66%, 06/15/51	USD	17	$ 14,234
3.00%, 01/15/52		1,513	954,589
4.20%, 02/22/52		668	515,820
2.77%, 09/01/53		565	328,226
Gilead Sciences, Inc.
2.60%, 10/01/40		237	163,873
4.80%, 04/01/44		91	81,441
4.50%, 02/01/45		95	81,427
4.75%, 03/01/46		373	328,644
4.15%, 03/01/47		971	776,124
2.80%, 10/01/50		449	275,969
			5,424,830
Broadline Retail — 0.3%
Alibaba Group Holding Ltd.
4.20%, 12/06/47		200	159,254
3.15%, 02/09/51		500	321,890
Amazon.com, Inc.
2.70%, 06/03/60		798	457,776
4.10%, 04/13/62		204	159,640
			1,098,560
Capital Markets — 7.6%
Apollo Debt Solutions BDC, 6.70%, 07/29/31(a)		460	472,419
Ares Strategic Income Fund, 5.70%, 03/15/28(a)		2,138	2,137,701
Blackstone Private Credit Fund
3.25%, 03/15/27		88	84,255
4.95%, 09/26/27(a)		785	775,509
6.00%, 11/22/34(a)		1,090	1,063,499
Blackstone Reg. Finance Co. LLC, 5.00%, 12/06/34		1,628	1,573,830
Blue Owl Capital Corp., 2.88%, 06/11/28		1,362	1,238,639
Blue Owl Credit Income Corp., 5.80%, 03/15/30(a)		117	115,234
Deutsche Bank AG
4.88%, 12/01/32		200	193,948
3.74%, 01/07/33		400	338,863
7.08%, 02/10/34		293	301,589
Goldman Sachs Group, Inc. (The)
1.95%, 10/21/27		88	83,492
2.60%, 02/07/30		1,014	898,195
1.99%, 01/27/32		854	704,770
2.62%, 04/22/32		1,238	1,054,931
2.38%, 07/21/32		865	720,892
2.65%, 10/21/32		97	81,987
5.02%, 10/23/35		2,124	2,032,714
Intercontinental Exchange, Inc.
5.25%, 06/15/31		585	590,978
3.00%, 06/15/50		303	192,651
Morgan Stanley
5.65%, 04/13/28		2,195	2,232,091
3.77%, 01/24/29		1,950	1,880,508
5.16%, 04/20/29		1,178	1,181,316
5.45%, 07/20/29		2,329	2,355,020
5.66%, 04/18/30		450	458,084
4.65%, 10/18/30		7,285	7,128,874
UBS AG
7.95%, 01/09/25		795	795,377
3.70%, 02/21/25		250	249,500
UBS Group AG
2.10%, 02/11/32(a)		504	415,640
3.18%, 02/11/43(a)		201	144,778
4.88%, 05/15/45		250	223,942
			31,721,226
Security		Par (000)	Value
Chemicals — 1.9%
Celanese U.S. Holdings LLC, 6.95%, 11/15/33	USD	147	$ 152,553
DuPont de Nemours, Inc.
4.73%, 11/15/28		3,110	3,095,827
5.32%, 11/15/38		610	611,806
5.42%, 11/15/48		81	80,566
Eastman Chemical Co., 4.65%, 10/15/44		137	115,751
LYB International Finance III LLC, 5.50%, 03/01/34		588	576,785
Nutrien Ltd.
4.20%, 04/01/29		110	106,683
5.00%, 04/01/49		92	81,784
5.80%, 03/27/53		101	99,345
Olin Corp.
5.63%, 08/01/29		2,416	2,348,980
5.00%, 02/01/30		749	703,165
Sherwin-Williams Co. (The), 2.90%, 03/15/52		140	85,168
			8,058,413
Commercial Services & Supplies — 0.1%
Republic Services, Inc.
3.95%, 05/15/28		208	202,515
4.88%, 04/01/29		240	239,442
5.00%, 11/15/29		137	137,738
			579,695
Communications Equipment — 0.4%
Motorola Solutions, Inc.
2.75%, 05/24/31		785	679,773
5.40%, 04/15/34		1,164	1,164,471
			1,844,244
Consumer Finance — 4.7%
Ally Financial, Inc.
4.63%, 03/30/25		19	18,964
5.75%, 11/20/25		959	963,945
5.54%, 01/17/31		545	537,312
6.65%, 01/17/40		230	222,831
American Express Co.
5.04%, 07/26/28		169	169,885
5.28%, 07/26/35		486	480,641
Capital One Financial Corp.
5.25%, 07/26/30		166	165,490
5.46%, 07/26/30		617	618,806
7.62%, 10/30/31		124	136,909
5.27%, 05/10/33		673	655,350
5.88%, 07/26/35		835	839,862
Ford Motor Credit Co. LLC
6.95%, 06/10/26		813	831,391
2.70%, 08/10/26		1,686	1,619,085
5.85%, 05/17/27		838	846,987
4.13%, 08/17/27		592	572,387
7.35%, 11/04/27		242	253,393
4.00%, 11/13/30		769	692,731
6.05%, 11/05/31		546	541,524
6.13%, 03/08/34		1,807	1,767,951
General Motors Financial Co., Inc., 1.50%, 06/10/26		2,278	2,171,052
Hyundai Capital America
5.80%, 06/26/25(a)		859	862,083
6.10%, 09/21/28(a)		222	228,383
5.30%, 06/24/29(a)		225	225,619
5.70%, 06/26/30(a)		1,153	1,171,678
Synchrony Financial, 5.94%, 08/02/30		1,970	1,988,083
Toyota Motor Credit Corp., 4.55%, 08/09/29		1,201	1,186,309
			19,768,651

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Staples Distribution & Retail — 0.2%
CVS Health Corp.
5.00%, 02/20/26	USD	740	$ 739,234
5.05%, 03/25/48		94	77,507
5.88%, 06/01/53		86	78,891
6.05%, 06/01/54		83	77,858
			973,490
Containers & Packaging — 1.6%
Berry Global, Inc.
1.57%, 01/15/26		2,843	2,743,608
1.65%, 01/15/27		262	245,323
5.80%, 06/15/31(a)		1,467	1,493,185
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34(a)		400	399,288
Smurfit Westrock Financing DAC, 5.42%, 01/15/35(a)		745	739,601
WRKCo, Inc.
3.38%, 09/15/27		401	385,816
4.00%, 03/15/28		540	523,483
3.90%, 06/01/28		87	83,909
			6,614,213
Diversified Consumer Services — 0.3%
Northwestern University, 4.64%, 12/01/44		255	233,224
United Rentals North America, Inc., 6.00%, 12/15/29(a)		759	765,738
University of Miami, Series 2022, 4.06%, 04/01/52		170	135,692
University of Southern California, Series 2017, 3.84%, 10/01/47		149	119,818
			1,254,472
Diversified REITs — 2.5%
American Tower Corp.
2.10%, 06/15/30		1,204	1,031,754
1.88%, 10/15/30		1,142	956,968
2.30%, 09/15/31		648	538,766
5.40%, 01/31/35		1,365	1,350,099
Crown Castle, Inc., 1.05%, 07/15/26		2,453	2,317,689
Digital Realty Trust LP, 1.88%, 11/15/29(a)		300	309,000
Equinix, Inc.
2.95%, 09/15/51		471	288,910
3.40%, 02/15/52		166	112,345
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/29		83	82,398
4.00%, 01/15/30		142	132,256
6.25%, 09/15/54		462	461,095
VICI Properties LP
5.13%, 11/15/31		1,500	1,463,184
5.13%, 05/15/32		970	944,467
5.63%, 05/15/52		499	464,267
VICI Properties LP/VICI Note Co., Inc., 4.13%, 08/15/30(a)		265	246,229
			10,699,427
Diversified Telecommunication Services — 0.7%
AT&T Inc.
3.65%, 06/01/51		199	140,539
3.30%, 02/01/52		210	139,424
3.50%, 09/15/53		142	95,614
3.55%, 09/15/55		209	140,570
3.80%, 12/01/57		355	244,916
3.65%, 09/15/59		382	253,024
Sprint Capital Corp., 6.88%, 11/15/28		1,851	1,964,805
			2,978,892
Electric Utilities — 9.6%
AEP Transmission Co. LLC
3.75%, 12/01/47		155	114,912
Security		Par (000)	Value
Electric Utilities (continued)
AEP Transmission Co. LLC
3.15%, 09/15/49	USD	124	$ 81,708
5.40%, 03/15/53		86	81,950
Series M, 3.65%, 04/01/50		113	81,617
Series O, 4.50%, 06/15/52		98	81,126
AES Corp. (The)
3.30%, 07/15/25(a)		862	853,712
1.38%, 01/15/26		354	340,957
3.95%, 07/15/30(a)		935	861,886
2.45%, 01/15/31		234	194,994
Alabama Power Co.
3.94%, 09/01/32		197	182,764
5.70%, 02/15/33		81	82,534
5.85%, 11/15/33		80	82,901
3.45%, 10/01/49		117	82,578
3.13%, 07/15/51		124	81,485
Series A, 4.30%, 07/15/48		97	79,577
Alexander Funding Trust II, 7.47%, 07/31/28(a)		117	123,517
Baltimore Gas & Electric Co., 4.25%, 09/15/48		196	156,665
Berkshire Hathaway Energy Co.
4.25%, 10/15/50		203	160,253
2.85%, 05/15/51		129	78,787
4.60%, 05/01/53		95	78,821
Colbun SA, 3.15%, 01/19/32(a)		615	512,707
Constellation Energy Generation LLC
6.50%, 10/01/53		76	80,504
5.75%, 03/15/54		147	142,923
DTE Electric Co.
4.30%, 07/01/44		95	80,031
3.95%, 03/01/49		109	84,968
2.95%, 03/01/50		123	79,898
Series A, 4.00%, 04/01/43		100	81,037
Series A, 4.05%, 05/15/48		101	80,827
Series B, 3.65%, 03/01/52		109	79,750
Duke Energy Carolinas LLC
3.95%, 11/15/28		2,277	2,211,019
2.45%, 08/15/29		518	465,902
2.45%, 02/01/30		130	115,707
3.45%, 04/15/51		117	80,722
Duke Energy Corp.
4.80%, 12/15/45		131	113,056
3.75%, 09/01/46		165	121,481
Duke Energy Florida LLC
4.20%, 07/15/48		102	81,644
3.00%, 12/15/51		126	78,492
5.95%, 11/15/52		81	82,286
6.20%, 11/15/53		78	82,201
Duke Energy Progress LLC
3.45%, 03/15/29		1,648	1,562,195
4.10%, 05/15/42		119	97,717
4.38%, 03/30/44		127	106,867
4.15%, 12/01/44		125	101,711
3.70%, 10/15/46		118	87,460
Edison International
4.13%, 03/15/28		324	314,168
5.25%, 11/15/28		118	118,269
5.45%, 06/15/29		130	131,175
6.95%, 11/15/29		906	967,524
5.25%, 03/15/32		499	493,629
Enel Americas SA, 4.00%, 10/25/26		22	21,505
Enel Finance International NV
7.05%, 10/14/25(a)		550	558,815

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Enel Finance International NV
1.63%, 07/12/26(a)	USD	969	$ 923,722
Eversource Energy
5.00%, 01/01/27		92	92,232
3.45%, 01/15/50		174	118,917
Exelon Corp.
4.95%, 06/15/35		602	570,232
5.63%, 06/15/35		34	34,129
5.60%, 03/15/53		219	210,718
FirstEnergy Corp.
Series B, 3.90%, 07/15/27		858	835,514
Series C, 4.85%, 07/15/47		227	193,615
Series C, 3.40%, 03/01/50		764	518,784
FirstEnergy Transmission LLC
5.00%, 01/15/35(a)		464	448,290
4.55%, 04/01/49(a)		175	146,504
4.55%, 04/01/49(b)		158	132,272
Florida Power & Light Co.
5.95%, 02/01/38		77	80,574
4.13%, 02/01/42		97	80,871
3.70%, 12/01/47		110	82,469
3.95%, 03/01/48		104	81,646
2.88%, 12/04/51		321	200,634
5.60%, 06/15/54		81	80,820
Georgia Power Co.
4.70%, 05/15/32		327	318,593
4.95%, 05/17/33		635	621,850
5.25%, 03/15/34		1,181	1,171,806
Jersey Central Power & Light Co., 5.10%, 01/15/35(a)		250	243,858
MidAmerican Energy Co.
3.65%, 08/01/48		216	160,063
4.25%, 07/15/49		484	392,304
5.85%, 09/15/54		80	81,305
5.30%, 02/01/55		84	79,350
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25		399	399,706
1.90%, 06/15/28		532	481,600
Northern States Power Co.
3.20%, 04/01/52		186	124,679
4.50%, 06/01/52		98	82,209
NRG Energy, Inc., 4.45%, 06/15/29(a)		390	372,482
Ohio Power Co.
4.15%, 04/01/48		167	128,081
4.00%, 06/01/49		497	372,516
Series D, 6.60%, 03/01/33		291	308,187
Pacific Gas & Electric Co.
3.45%, 07/01/25		535	530,814
3.15%, 01/01/26		133	130,682
2.95%, 03/01/26		774	756,775
4.00%, 12/01/46		329	247,908
3.95%, 12/01/47		270	201,588
4.95%, 07/01/50		430	373,149
3.50%, 08/01/50		149	102,071
5.25%, 03/01/52		1,757	1,573,606
6.75%, 01/15/53		92	100,237
6.70%, 04/01/53		512	554,136
PECO Energy Co.
3.90%, 03/01/48		153	118,641
3.00%, 09/15/49		263	171,496
4.38%, 08/15/52		95	78,479
5.25%, 09/15/54		152	143,736
PPL Capital Funding, Inc., 5.25%, 09/01/34		555	546,224
Security		Par (000)	Value
Electric Utilities (continued)
Public Service Electric & Gas Co.
4.85%, 08/01/34	USD	297	$ 288,741
5.70%, 12/01/36		92	93,735
4.05%, 05/01/48		104	82,676
3.15%, 01/01/50		120	80,705
3.00%, 03/01/51		127	82,065
5.30%, 08/01/54		85	80,950
San Diego Gas & Electric Co.
4.95%, 08/15/28		83	83,363
3.70%, 03/15/52		179	129,152
5.55%, 04/15/54		82	79,472
Series RRR, 3.75%, 06/01/47		108	80,920
Series TTT, 4.10%, 06/15/49		212	166,040
Southern California Edison Co.
4.40%, 09/06/26		735	731,994
2.75%, 02/01/32		191	163,112
3.65%, 02/01/50		113	80,713
5.70%, 03/01/53		84	81,698
5.88%, 12/01/53		83	82,550
Series 20A, 2.95%, 02/01/51		130	81,608
Series C, 4.13%, 03/01/48		110	85,590
Series E, 3.70%, 08/01/25		87	86,376
Series E, 5.45%, 06/01/52		450	422,877
Series G, 2.50%, 06/01/31		589	504,135
Series H, 3.65%, 06/01/51		371	262,457
Southern Co. (The)
5.50%, 03/15/29		192	195,893
5.20%, 06/15/33		1,072	1,059,726
5.70%, 03/15/34		102	104,106
4.85%, 03/15/35		667	636,338
4.25%, 07/01/36		484	434,557
Series A, 3.70%, 04/30/30		583	547,558
System Energy Resources, Inc., 5.30%, 12/15/34		281	275,276
Vistra Operations Co. LLC
5.13%, 05/13/25(a)		2,410	2,407,315
6.95%, 10/15/33(a)		1,250	1,345,004
6.00%, 04/15/34(a)		181	183,417
Wisconsin Electric Power Co., 5.05%, 10/01/54		181	164,429
			40,083,556
Electrical Equipment — 0.4%
NXP BV/NXP Funding LLC, 5.55%, 12/01/28		402	408,287
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.
4.30%, 06/18/29		116	112,308
3.40%, 05/01/30		305	279,435
2.50%, 05/11/31		293	249,478
2.65%, 02/15/32		300	251,787
Otis Worldwide Corp., 2.57%, 02/15/30		231	205,192
			1,506,487
Financial Services — 1.7%
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/44(a)		1,935	1,946,610
Aviation Capital Group LLC
1.95%, 01/30/26(a)		630	609,989
1.95%, 09/20/26(a)		633	600,883
Glencore Funding LLC
5.70%, 05/08/33(a)		503	508,026
6.50%, 10/06/33(a)		166	176,102
5.63%, 04/04/34(a)		614	611,272

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
Nasdaq, Inc., 5.55%, 02/15/34	USD	366	$ 369,210
TER Finance Jersey Ltd., Series 22, 0.00%, 10/02/25(a)(c)		2,226	2,106,703
			6,928,795
Food Products — 0.0%
Kraft Heinz Foods Co., 5.50%, 06/01/50		86	80,681
Ground Transportation — 1.6%
Burlington Northern Santa Fe LLC
5.75%, 05/01/40		122	125,261
5.40%, 06/01/41		85	83,549
4.95%, 09/15/41		221	205,819
4.40%, 03/15/42		112	97,129
4.38%, 09/01/42		136	117,703
4.45%, 03/15/43		137	119,104
5.15%, 09/01/43		88	84,219
4.55%, 09/01/44		97	84,537
3.90%, 08/01/46		323	251,904
Canadian National Railway Co.
3.85%, 08/05/32		309	285,142
6.13%, 11/01/53		115	123,813
CSX Corp.
4.10%, 11/15/32		294	275,161
6.00%, 10/01/36		107	112,350
Norfolk Southern Corp.
3.94%, 11/01/47		120	92,253
4.15%, 02/28/48		216	171,766
2.90%, 08/25/51		133	81,926
5.35%, 08/01/54		85	80,926
3.16%, 05/15/55		131	82,740
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.20%, 04/01/27(a)		88	86,538
5.55%, 05/01/28(a)		676	686,099
6.05%, 08/01/28(a)		1,063	1,094,265
Ryder System, Inc.
2.85%, 03/01/27		375	359,897
5.30%, 03/15/27		334	337,649
4.30%, 06/15/27		438	432,669
5.25%, 06/01/28		92	92,954
Uber Technologies, Inc.
4.80%, 09/15/34		467	446,951
5.35%, 09/15/54		503	467,744
Union Pacific Corp., 3.80%, 10/01/51		142	105,826
			6,585,894
Health Care Equipment & Supplies — 1.6%
Baxter International, Inc.
3.95%, 04/01/30		369	348,590
1.73%, 04/01/31		392	318,342
Becton Dickinson & Co., 4.69%, 02/13/28		2,362	2,350,360
Solventum Corp.
5.60%, 03/23/34(a)		1,902	1,892,649
5.90%, 04/30/54(a)		1,737	1,689,617
			6,599,558
Health Care Providers & Services — 3.5%
Aetna, Inc., 3.88%, 08/15/47		354	247,646
Banner Health
2.91%, 01/01/42		212	150,557
Series 2020, 3.18%, 01/01/50		116	77,714
Centene Corp.
2.45%, 07/15/28		2,874	2,586,336
3.00%, 10/15/30		289	249,377
2.50%, 03/01/31		152	125,720
Security		Par (000)	Value
Health Care Providers & Services (continued)
Centene Corp.
2.63%, 08/01/31	USD	667	$ 549,258
CommonSpirit Health
2.78%, 10/01/30		450	398,334
4.19%, 10/01/49		169	132,246
3.91%, 10/01/50		292	214,901
Elevance Health, Inc.
2.38%, 01/15/25		35	34,970
5.20%, 02/15/35		1,420	1,386,814
5.85%, 01/15/36		84	84,961
5.10%, 01/15/44		87	79,064
4.65%, 08/15/44		27	23,155
HCA, Inc.
3.50%, 09/01/30		789	716,570
5.50%, 06/15/47		97	88,075
5.25%, 06/15/49		112	96,901
3.50%, 07/15/51		142	91,840
4.63%, 03/15/52		230	179,488
5.90%, 06/01/53		85	80,215
6.00%, 04/01/54		85	80,972
5.95%, 09/15/54		83	78,939
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52		251	190,250
Humana, Inc., 4.80%, 03/15/47		345	281,013
Memorial Health Services, 3.45%, 11/01/49		191	135,729
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52		140	102,540
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52		151	131,944
Sutter Health
Series 2018, 4.09%, 08/15/48		33	26,555
Series 20A, 2.29%, 08/15/30		388	337,342
Series 20A, 3.36%, 08/15/50		177	124,397
UnitedHealth Group, Inc.
6.50%, 06/15/37		94	101,965
3.50%, 08/15/39		254	200,883
2.75%, 05/15/40		144	101,823
5.70%, 10/15/40		82	81,989
5.95%, 02/15/41		174	178,322
3.05%, 05/15/41		398	287,307
4.63%, 11/15/41		236	207,788
4.38%, 03/15/42		431	367,101
3.95%, 10/15/42		234	187,839
4.25%, 03/15/43		97	81,806
5.50%, 07/15/44		84	81,477
4.75%, 07/15/45		92	81,058
4.20%, 01/15/47		98	79,145
4.25%, 04/15/47		109	88,360
3.75%, 10/15/47		137	101,864
3.70%, 08/15/49		151	109,743
3.25%, 05/15/51		1,918	1,266,171
4.75%, 05/15/52		289	247,615
5.63%, 07/15/54		747	725,118
3.88%, 08/15/59		1,414	1,001,015
			14,662,212
Health Care REITs — 0.8%
DOC DR LLC, 2.63%, 11/01/31		182	153,809
Healthpeak OP LLC
3.00%, 01/15/30		90	81,447
2.88%, 01/15/31		190	167,309
Ventas Realty LP
5.63%, 07/01/34		121	121,829
5.00%, 01/15/35		1,277	1,220,125

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care REITs (continued)
Welltower OP LLC
4.13%, 03/15/29	USD	316	$ 305,553
3.10%, 01/15/30		203	184,831
2.80%, 06/01/31		663	576,951
2.75%, 01/15/32		154	131,000
3.85%, 06/15/32		573	524,138
			3,466,992
Independent Power and Renewable Electricity Producers — 0.3%
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(d)		1,279	1,285,174
Industrial Conglomerates — 0.4%
3M Co.
3.38%, 03/01/29		89	83,930
2.38%, 08/26/29		254	227,929
3.05%, 04/15/30		91	83,429
3.88%, 06/15/44		354	277,934
3.63%, 10/15/47		249	181,038
4.00%, 09/14/48		103	80,994
3.25%, 08/26/49		140	94,682
John Deere Capital Corp., 4.20%, 07/15/27		515	511,167
			1,541,103
Industrial REITs — 0.1%
Prologis LP, 1.75%, 07/01/30		588	495,620
Insurance — 0.8%
AEGON Funding Co. LLC, 5.50%, 04/16/27(a)		1,807	1,822,725
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51		211	128,105
3.90%, 02/28/52		1,094	802,580
Arthur J. Gallagher & Co.
3.50%, 05/20/51		201	138,269
3.05%, 03/09/52		225	140,289
6.75%, 02/15/54		135	149,467
5.55%, 02/15/55		34	32,645
			3,214,080
Interactive Media & Services — 0.8%
Meta Platforms, Inc.
4.45%, 08/15/52		1,090	918,636
5.60%, 05/15/53		97	96,976
5.40%, 08/15/54		135	130,730
4.65%, 08/15/62		751	637,350
5.75%, 05/15/63		891	899,684
5.55%, 08/15/64		497	484,492
			3,167,868
IT Services — 1.4%
Fidelity National Information Services, Inc., 3.10%, 03/01/41		600	435,861
Fiserv, Inc.
3.85%, 06/01/25		50	49,757
5.60%, 03/02/33		448	453,744
5.63%, 08/21/33		245	249,320
5.45%, 03/15/34		83	83,050
5.15%, 08/12/34		142	138,753
Foundry JV Holdco LLC
5.90%, 01/25/30(a)		886	898,421
6.15%, 01/25/32(a)		1,086	1,095,692
Global Payments, Inc.
1.20%, 03/01/26		520	498,482
4.80%, 04/01/26		980	977,689
2.15%, 01/15/27		153	145,014
Mastercard, Inc., 4.10%, 01/15/28		868	858,593
			5,884,376
Security		Par (000)	Value
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc., 4.20%, 09/09/27	USD	1,231	$ 1,215,850
Machinery — 0.4%
Cummins, Inc.
2.60%, 09/01/50		140	83,378
5.45%, 02/20/54		82	79,793
Ingersoll Rand, Inc.
5.70%, 08/14/33		1,132	1,158,334
5.45%, 06/15/34		174	175,175
			1,496,680
Media — 2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 05/01/47		244	200,268
5.75%, 04/01/48		345	294,919
4.80%, 03/01/50		1,417	1,064,390
3.70%, 04/01/51		1,025	640,276
3.90%, 06/01/52		572	367,974
5.25%, 04/01/53		635	512,522
3.85%, 04/01/61		1,366	823,138
4.40%, 12/01/61		3,441	2,290,445
3.95%, 06/30/62		1,380	840,616
Comcast Corp.
4.60%, 10/15/38		210	190,141
3.75%, 04/01/40		283	227,626
4.00%, 08/15/47		231	176,244
3.97%, 11/01/47		105	79,567
4.00%, 03/01/48		133	101,002
4.00%, 11/01/49		291	220,059
3.45%, 02/01/50		139	95,166
2.80%, 01/15/51		176	104,605
2.89%, 11/01/51		131	78,790
2.45%, 08/15/52		582	316,105
4.05%, 11/01/52		148	111,223
5.35%, 05/15/53		106	98,117
5.65%, 06/01/54		112	108,267
2.94%, 11/01/56		163	94,937
4.95%, 10/15/58		284	245,456
Interpublic Group of Cos., Inc. (The), 3.38%, 03/01/41		103	76,024
Paramount Global
2.90%, 01/15/27		166	158,860
3.38%, 02/15/28		48	45,170
5.85%, 09/01/43		230	199,862
			9,761,769
Metals & Mining — 1.2%
Anglo American Capital PLC, 5.75%, 04/05/34(a)		882	884,399
Freeport-McMoRan, Inc., 5.40%, 11/14/34		1,207	1,193,577
Glencore Canada Corp., 6.20%, 06/15/35		244	254,158
Southern Copper Corp., 6.75%, 04/16/40		182	195,252
Steel Dynamics, Inc., 3.25%, 10/15/50		1,119	734,789
Vale Overseas Ltd.
3.75%, 07/08/30		791	723,820
6.13%, 06/12/33		351	354,033
8.25%, 01/17/34		230	269,392
6.40%, 06/28/54		450	439,875
			5,049,295
Multi-Utilities — 2.4%
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33		85	83,147
5.15%, 03/01/34		318	314,138
5.05%, 03/01/35		85	82,988
CenterPoint Energy Resources Corp., 4.40%, 07/01/32		86	81,425

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Multi-Utilities (continued)
CMS Energy Corp.
2.95%, 02/15/27	USD	608	$ 584,964
4.70%, 03/31/43		101	85,909
Consumers Energy Co.
4.70%, 01/15/30		911	904,657
3.95%, 07/15/47		234	183,038
4.35%, 04/15/49		99	82,247
3.75%, 02/15/50		108	81,731
3.10%, 08/15/50		120	81,017
2.65%, 08/15/52		145	87,408
4.20%, 09/01/52		102	82,261
Dominion Energy, Inc.
3.90%, 10/01/25		2,783	2,764,188
Series A, 1.45%, 04/15/26		410	393,250
Series D, 2.85%, 08/15/26		277	268,893
East Ohio Gas Co. (The), 3.00%, 06/15/50(a)		203	124,270
NiSource, Inc.
5.95%, 06/15/41		108	109,183
5.80%, 02/01/42		283	273,950
5.65%, 02/01/45		433	422,813
Sempra
5.40%, 08/01/26		1,910	1,926,817
4.00%, 02/01/48		367	277,480
Virginia Electric & Power Co.
4.00%, 01/15/43		304	242,064
4.45%, 02/15/44		94	79,767
Series A, 6.00%, 05/15/37		123	127,449
Series B, 4.20%, 05/15/45		100	80,923
Series D, 4.65%, 08/15/43		303	265,722
			10,091,699
Oil, Gas & Consumable Fuels — 7.8%
Atmos Energy Corp.
4.13%, 03/15/49		102	80,193
5.00%, 12/15/54		169	152,223
Cameron LNG LLC, 3.30%, 01/15/35(a)		578	476,973
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29		593	556,724
Cheniere Energy Partners LP
4.00%, 03/01/31		179	165,523
3.25%, 01/31/32		368	319,098
5.75%, 08/15/34(a)		910	916,042
Cheniere Energy, Inc., 5.65%, 04/15/34		1,123	1,129,451
Chevron U.S.A., Inc., 5.25%, 11/15/43		168	163,549
ConocoPhillips, 4.88%, 10/01/47		329	290,885
ConocoPhillips Co.
3.80%, 03/15/52		405	295,654
5.30%, 05/15/53		105	97,136
5.55%, 03/15/54		109	104,787
5.50%, 01/15/55		110	104,599
Coterra Energy, Inc., 5.90%, 02/15/55		55	51,879
DCP Midstream Operating LP
8.13%, 08/16/30		75	84,990
3.25%, 02/15/32		1,103	949,590
Devon Energy Corp., 5.75%, 09/15/54		1,493	1,354,445
Diamondback Energy, Inc.
3.50%, 12/01/29		807	750,558
3.13%, 03/24/31		791	699,192
4.40%, 03/24/51		659	510,588
4.25%, 03/15/52		832	627,415
6.25%, 03/15/53		501	499,786
5.75%, 04/18/54		757	710,391
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc.
2.50%, 01/15/25	USD	609	$ 608,391
5.70%, 03/08/33		885	894,194
2.50%, 08/01/33		303	243,207
6.70%, 11/15/53		317	343,971
5.95%, 04/05/54		264	260,932
Series 20-A, 5.75%, 07/15/80		202	195,280
Energy Transfer LP
5.15%, 02/01/43		193	170,070
5.95%, 10/01/43		381	369,740
5.30%, 04/01/44		403	360,451
5.15%, 03/15/45		434	379,808
6.13%, 12/15/45		172	169,763
5.30%, 04/15/47		372	328,979
6.00%, 06/15/48		228	220,228
5.00%, 05/15/50		122	103,499
5.95%, 05/15/54		56	54,138
6.05%, 09/01/54		2,069	2,024,936
Enterprise Products Operating LLC, Series H, 6.65%, 10/15/34		531	577,320
EQT Corp.
3.13%, 05/15/26(a)		958	932,243
3.63%, 05/15/31(a)		614	547,115
5.75%, 02/01/34		1,236	1,228,607
Expand Energy Corp., 5.70%, 01/15/35		644	632,076
Exxon Mobil Corp.
3.00%, 08/16/39		112	84,705
3.57%, 03/06/45		231	173,642
3.10%, 08/16/49		180	119,914
4.33%, 03/19/50		102	83,884
Hess Corp.
7.30%, 08/15/31		1,000	1,110,576
6.00%, 01/15/40		257	267,626
5.60%, 02/15/41		101	99,745
5.80%, 04/01/47		97	97,061
Kinder Morgan, Inc., 5.95%, 08/01/54		322	314,584
ONEOK, Inc.
4.85%, 02/01/49		210	174,366
3.95%, 03/01/50		350	252,383
7.15%, 01/15/51		91	98,783
6.63%, 09/01/53		90	94,628
5.70%, 11/01/54		94	88,389
Ovintiv, Inc.
5.65%, 05/15/25		1,249	1,251,912
6.25%, 07/15/33		990	1,013,372
6.50%, 08/15/34		270	279,693
7.10%, 07/15/53		411	437,439
Pioneer Natural Resources Co.
5.10%, 03/29/26		348	350,397
1.90%, 08/15/30		785	668,853
2.15%, 01/15/31		97	82,332
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26		731	737,948
Saudi Arabian Oil Co.
5.75%, 07/17/54(a)		390	363,702
5.88%, 07/17/64(a)		505	469,271
Targa Resources Corp.
5.50%, 02/15/35		93	91,496
4.95%, 04/15/52		105	88,431
6.25%, 07/01/52		87	86,812
6.50%, 02/15/53		989	1,030,712
TotalEnergies Capital International SA, 3.13%, 05/29/50		130	85,164

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Western Midstream Operating LP
3.10%, 02/01/25	USD	181	$ 180,543
3.95%, 06/01/25		604	600,940
			32,615,922
Passenger Airlines — 0.5%
AS Mileage Plan IP Ltd.
5.02%, 10/20/29(a)		401	390,603
5.31%, 10/20/31(a)		407	397,375
United Airlines Pass-Through Trust, Series 2024-1, A, 5.88%, 02/15/37		1,283	1,305,496
			2,093,474
Pharmaceuticals — 1.4%
Bayer U.S. Finance II LLC
4.25%, 12/15/25(a)		616	611,848
4.38%, 12/15/28(a)		831	799,157
4.20%, 07/15/34(a)		818	703,710
Bayer U.S. Finance LLC, 6.50%, 11/21/33(a)		220	223,830
Eli Lilly & Co.
4.60%, 08/14/34		377	361,950
4.15%, 03/15/59		232	182,051
Pfizer Investment Enterprises Pte Ltd., 5.11%, 05/19/43		87	81,668
Pfizer, Inc.
4.10%, 09/15/38		226	197,374
3.90%, 03/15/39		110	92,771
2.55%, 05/28/40		118	81,541
4.30%, 06/15/43		765	651,768
4.40%, 05/15/44		1,290	1,115,408
Takeda Pharmaceutical Co. Ltd., 5.30%, 07/05/34		728	721,079
			5,824,155
Professional Services — 0.5%
Equifax, Inc.
4.80%, 09/15/29		1,737	1,714,952
3.10%, 05/15/30		226	205,020
			1,919,972
Residential REITs — 0.3%
American Homes 4 Rent LP
5.50%, 02/01/34		260	258,927
5.50%, 07/15/34		443	438,990
Invitation Homes Operating Partnership LP
2.00%, 08/15/31		134	108,725
4.15%, 04/15/32		166	153,101
5.50%, 08/15/33		149	148,128
2.70%, 01/15/34		102	81,307
4.88%, 02/01/35		231	218,531
			1,407,709
Retail REITs — 0.4%
Brixmor Operating Partnership LP, 2.25%, 04/01/28		129	117,876
Realty Income Corp.
4.70%, 12/15/28		90	89,549
3.25%, 01/15/31		294	265,458
4.65%, 03/15/47		93	80,121
5.38%, 09/01/54		100	94,926
Regency Centers LP
5.25%, 01/15/34		343	338,020
5.10%, 01/15/35		759	741,084
			1,727,034
Semiconductors & Semiconductor Equipment — 2.1%
Analog Devices, Inc.
2.80%, 10/01/41		131	92,692
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Analog Devices, Inc.
5.30%, 12/15/45	USD	114	$ 109,193
AP Grange Holdings LLC, 6.50%, 03/20/45 (Acquired 06/21/24, cost $753,087)(e)(f)		753	758,735
Applied Materials, Inc.
3.30%, 04/01/27		320	311,771
1.75%, 06/01/30		203	173,514
Broadcom, Inc.
4.15%, 02/15/28		744	731,489
4.15%, 11/15/30		3,175	3,038,049
4.55%, 02/15/32		668	645,974
3.42%, 04/15/33(a)		396	346,631
3.47%, 04/15/34(a)		609	527,796
4.80%, 10/15/34		113	109,043
3.14%, 11/15/35(a)		118	96,367
4.93%, 05/15/37(a)		184	175,011
KLA Corp.
5.00%, 03/15/49		423	389,103
3.30%, 03/01/50		619	427,532
Lam Research Corp.
4.88%, 03/15/49		118	105,927
2.88%, 06/15/50		131	82,745
Micron Technology, Inc., 5.30%, 01/15/31		390	389,610
NVIDIA Corp., 3.50%, 04/01/40		317	262,153
			8,773,335
Software — 1.4%
Oracle Corp.
3.60%, 04/01/40		233	182,172
5.38%, 07/15/40		420	404,387
3.65%, 03/25/41		133	103,706
4.50%, 07/08/44		1,071	903,428
4.13%, 05/15/45		122	96,406
4.00%, 07/15/46		144	110,818
4.00%, 11/15/47		415	316,297
3.60%, 04/01/50		369	258,525
3.95%, 03/25/51		858	635,525
6.90%, 11/09/52		187	209,389
5.55%, 02/06/53		372	351,463
5.38%, 09/27/54		538	495,886
4.38%, 05/15/55		273	213,555
VMware LLC
4.70%, 05/15/30		608	594,851
2.20%, 08/15/31		1,202	997,113
			5,873,521
Specialized REITs — 0.3%
Extra Space Storage LP
5.40%, 02/01/34		384	380,291
5.35%, 01/15/35		1,022	1,008,050
			1,388,341
Specialty Retail — 0.5%
Home Depot, Inc. (The)
4.85%, 06/25/31		184	183,931
3.25%, 04/15/32		405	361,316
4.50%, 09/15/32		224	217,976
3.90%, 06/15/47		250	195,581
4.50%, 12/06/48		110	93,962
3.35%, 04/15/50		114	79,475
2.75%, 09/15/51		287	175,086
3.63%, 04/15/52		245	177,785
5.30%, 06/25/54		83	79,509

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Specialty Retail (continued)
Lowe’s Cos., Inc.
5.13%, 04/15/50	USD	310	$ 277,432
3.50%, 04/01/51		441	300,744
5.63%, 04/15/53		90	86,489
5.75%, 07/01/53		87	85,181
			2,314,467
Tobacco — 0.8%
BAT Capital Corp.
6.34%, 08/02/30		1,385	1,456,336
4.54%, 08/15/47		594	468,445
4.76%, 09/06/49		547	442,783
5.28%, 04/02/50		133	116,491
5.65%, 03/16/52		568	519,954
7.08%, 08/02/53		475	521,118
			3,525,127
Trading Companies & Distributors — 0.6%
Air Lease Corp.
2.88%, 01/15/26		596	583,343
1.88%, 08/15/26		1,933	1,842,537
			2,425,880
Wireless Telecommunication Services — 1.2%
America Movil SAB de CV, 4.38%, 04/22/49		221	180,667
Rogers Communications, Inc.
3.80%, 03/15/32		1,390	1,250,027
4.35%, 05/01/49		626	489,244
4.55%, 03/15/52		431	344,552
T-Mobile U.S.A., Inc.
4.38%, 04/15/40		848	735,053
3.00%, 02/15/41		312	222,500
4.50%, 04/15/50		233	191,044
3.30%, 02/15/51		431	284,262
3.40%, 10/15/52		132	88,054
5.65%, 01/15/53		150	145,143
5.75%, 01/15/54		528	515,146
6.00%, 06/15/54		85	86,154
5.50%, 01/15/55		232	218,334
5.25%, 06/15/55		96	87,182
			4,837,362
Total Corporate Bonds — 83.1% (Cost: $354,874,069)			348,217,384
Foreign Agency Obligations
Mexico — 0.7%
Petroleos Mexicanos, 7.69%, 01/23/50		4,215	3,169,680
Panama — 0.1%
Banco Nacional de Panama, 2.50%, 08/11/30(a)		360	285,473
Total Foreign Agency Obligations — 0.8% (Cost: $3,648,252)			3,455,153
Foreign Government Obligations
Chile — 0.3%
Republic of Chile
3.50%, 01/25/50		794	549,599
5.33%, 01/05/54		218	201,855
3.10%, 01/22/61		752	444,853
			1,196,307
Colombia — 0.4%
Republic of Colombia, 8.38%, 11/07/54		1,654	1,598,128
Security		Par (000)	Value
Israel — 0.7%
State of Israel
3.88%, 07/03/50	USD	244	$ 172,859
5.75%, 03/12/54		2,886	2,642,493
			2,815,352
Mexico — 0.9%
United Mexican States
4.35%, 01/15/47		200	139,750
4.40%, 02/12/52		501	338,801
6.34%, 05/04/53		1,564	1,392,449
6.40%, 05/07/54		2,181	1,958,129
			3,829,129
Panama — 0.2%
Republic of Panama
8.00%, 03/01/38		600	601,686
4.50%, 04/16/50		449	276,687
6.85%, 03/28/54		203	173,185
			1,051,558
Peru — 0.5%
Republic of Peru
3.30%, 03/11/41		563	406,592
5.88%, 08/08/54		1,163	1,107,397
2.78%, 12/01/60		1,235	651,848
			2,165,837
Romania — 0.2%
Romania, 7.63%, 01/17/53(a)		976	982,295
Uruguay — 0.2%
Oriental Republic of Uruguay, 5.10%, 06/18/50		868	797,204
Total Foreign Government Obligations — 3.4% (Cost: $15,564,338)			14,435,810
Municipal Bonds
California — 0.5%
Los Angeles Department of Water & Power Power System RB, 6.57%, 07/01/45		1,075	1,164,063
State of California, GO, 7.63%, 03/01/40		950	1,116,070
			2,280,133
Illinois — 0.3%
Chicago O’Hare International Airport RB, Series B, 6.40%, 01/01/40		1,000	1,053,808
New York — 0.5%
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39		985	1,146,057
New York State Dormitory Authority RB, Series F, 3.11%, 02/15/39		590	471,031
Port Authority of New York & New Jersey RB, 4.46%, 10/01/62		385	319,624
			1,936,712
Total Municipal Bonds — 1.3% (Cost: $5,395,392)			5,270,653
Preferred Securities
Capital Trusts — 2.0%
Automobile Components — 0.2%
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54		700	682,485

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks — 0.3%
BNP Paribas SA
7.38%(a)(g)	USD	200	$ 198,556
7.75%(a)(g)		400	408,910
Citigroup, Inc., Series EE, 6.75%(g)		703	697,283
			1,304,749
Capital Markets — 0.3%
Brookfield Finance, Inc., 6.30%, 01/15/55		816	797,893
UBS Group AG, 7.00%(b)(g)		273	273,128
			1,071,021
Consumer Staples Distribution & Retail — 0.3%
CVS Health Corp.
6.75%, 12/10/54		130	127,470
7.00%, 03/10/55		1,155	1,158,875
			1,286,345
Electric Utilities — 0.3%
American Electric Power Co., Inc., 5.70%, 08/15/25		1,472	1,478,345
Multi-Utilities — 0.6%
CenterPoint Energy, Inc., 6.70%, 05/15/55		615	611,596
Dominion Energy, Inc.
6.63%, 05/15/55		1,312	1,333,863
Series B, 7.00%, 06/01/54		129	136,222
Sempra, 6.88%, 10/01/54		537	542,998
			2,624,679
Total Preferred Securities — 2.0% (Cost: $8,460,734)			8,447,624
U.S. Treasury Obligations
U.S. Treasury Bonds
4.75%, 11/15/43		225	222,160
4.63%, 05/15/44		3,325	3,223,446
3.13%, 08/15/44		1,150	893,116
4.13%, 08/15/44		975	882,346
3.00%, 05/15/45 - 02/15/49		2,000	1,462,090
2.75%, 08/15/47		1,135	798,203
U.S. Treasury Notes
4.25%, 11/30/26		10,000	9,998,011
4.13%, 03/31/29		700	693,118
2.88%, 04/30/29		11,860	11,163,326
1.63%, 05/15/31(h)		3,000	2,530,907
Total U.S. Treasury Obligations — 7.6% (Cost: $32,379,706)			31,866,723
Total Long-Term Investments — 98.2% (Cost: $420,322,491)			411,693,347
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.3%
Dreyfus Treasury Securities Cash Management, Institutional Class, 4.33%(i)	5,447,060	$ 5,447,060
Total Short-Term Securities — 1.3% (Cost: $5,447,060)		5,447,060
Options Purchased — 0.2% (Cost: $776,584)		809,025
Total Investments Before Options Written — 99.7% (Cost: $426,546,135)		417,949,432
Options Written — (0.3)% (Premiums Received: $(576,756))		(1,443,188)
Total Investments Net of Options Written — 99.4% (Cost: $425,969,379)		416,506,244
Other Assets Less Liabilities — 0.6%		2,525,129
Net Assets — 100.0%		$ 419,031,373
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $758,735, representing 0.2% of its net assets as of period end, and an original cost of $753,087.
(g)	Perpetual security with no stated maturity date.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(i)	Annualized 7-day yield as of period end.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series C Portfolio
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Bonds (30 Year)	48	03/20/25	$ 5,465	$ (158,768)
U.S. Treasury Notes (10 Year)	102	03/20/25	11,093	(167,065)
U.S. Treasury Notes (2 Year)	71	03/31/25	14,598	(32,225)
U.S. Treasury Notes (5 Year)	120	03/31/25	12,757	(101,905)
				(459,963)
Short Contracts
U.S. Ultra Treasury Bonds	126	03/20/25	14,982	561,428
U.S. Ultra Treasury Notes (10 Year)	124	03/20/25	13,803	282,980
				844,408
				$ 384,445
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
2-Year Interest Rate Swap, 12/20/27	1-day SOFR, 4.49%	Annual	3.55%	Annual	Goldman Sachs Bank USA	12/18/25	3.55%	USD	117,400	$ 558,571
Put
30-Year Interest Rate Swap, 10/24/55	4.15%	Annual	1-day SOFR, 4.49%	Annual	Goldman Sachs Bank USA	10/22/25	4.15%	USD	6,500	250,454
										$ 809,025
OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put
2-Year Interest Rate Swap, 09/25/27	1-day SOFR, 4.49%	Annual	3.44%	Annual	Goldman Sachs Bank USA	09/23/25	3.44%	USD	68,170	$ (933,334)
5-Year Interest Rate Swap, 10/18/30	1-day SOFR, 4.49%	Annual	3.96%	Annual	Goldman Sachs Bank USA	10/16/25	3.96%	USD	28,610	(509,854)
										$ (1,443,188)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.43.V1	1.00%	Quarterly	12/20/29	USD	14,455	$ (327,464)	$ (336,774)	$ 9,310

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series C Portfolio
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
DR Horton, Inc.	1.00%	Quarterly	Barclays Bank PLC	12/20/29	USD	1,330	$ (29,595)	$ (28,152)	$ (1,443)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
AT&T Inc.	1.00%	Quarterly	Bank of America N.A.	06/20/29	BBB	USD	655	$ 11,280	$ 8,503	$ 2,777
AT&T Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB	USD	139	2,394	1,998	396
AT&T Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB	USD	139	2,394	1,995	399
AT&T Inc.	1.00	Quarterly	Deutsche Bank AG	06/20/29	BBB	USD	177	3,048	2,298	750
Broadcom, Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB	USD	659	19,234	13,053	6,181
Broadcom, Inc.	1.00	Quarterly	Citibank N.A.	06/20/29	BBB	USD	368	10,741	7,307	3,434
Broadcom, Inc.	1.00	Quarterly	Citibank N.A.	06/20/29	BBB	USD	368	10,741	7,307	3,434
Energy Transfer LP	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB	USD	1,390	26,228	21,354	4,874
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	328	47,826	44,948	2,878
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	292	42,577	40,229	2,348
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	125	18,226	16,847	1,379
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	139	20,268	19,150	1,118
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	208	30,301	28,129	2,172
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	125	18,226	16,757	1,469
Ford Motor Co.	5.00	Quarterly	Deutsche Bank AG	06/20/29	BBB-	USD	118	17,145	16,062	1,083
Freeport-McMoRan, Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	655	7,235	5,643	1,592
Freeport-McMoRan, Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	207	2,286	1,458	828
Freeport-McMoRan, Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	138	1,524	1,137	387
Freeport-McMoRan, Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	207	2,286	2,056	230
Freeport-McMoRan, Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	137	1,513	1,249	264
Freeport-McMoRan, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	BBB-	USD	219	2,419	1,997	422
Freeport-McMoRan, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	BBB-	USD	148	1,635	939	696
Kinder Morgan, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	BBB	USD	396	7,898	6,884	1,014
Kinder Morgan, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	BBB	USD	284	5,664	4,739	925
Petroleos Mexicanos	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB	USD	1,724	(210,400)	(213,465)	3,065
Teck Resources Ltd.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	790	139,090	119,222	19,868
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	2,767	49,923	46,936	2,987
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	320	5,773	5,305	468
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	415	7,488	7,646	(158)
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	377	6,802	6,799	3
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	503	9,075	9,071	4
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	1,475	26,613	26,553	60
Williams Cos., Inc. (The)	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	BBB	USD	722	14,591	11,684	2,907
Williams Cos., Inc. (The)	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	BBB	USD	396	8,003	6,565	1,438
Williams Cos., Inc. (The)	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	BBB	USD	283	5,719	4,152	1,567
Boeing Co. (The)	1.00	Quarterly	Bank of America N.A.	12/20/29	BBB-	USD	205	(771)	(2,128)	1,357
								$ 374,995	$ 300,379	$ 74,616
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series C Portfolio
Fair Value Hierarchy as of Period End (continued)
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 347,458,649	$ 758,735	$ 348,217,384
Foreign Agency Obligations	—	3,455,153	—	3,455,153
Foreign Government Obligations	—	14,435,810	—	14,435,810
Municipal Bonds	—	5,270,653	—	5,270,653
Preferred Securities	—	8,447,624	—	8,447,624
U.S. Treasury Obligations	—	31,866,723	—	31,866,723
Short-Term Securities
Money Market Funds	5,447,060	—	—	5,447,060
Options Purchased
Interest Rate Contracts	—	809,025	—	809,025
	$ 5,447,060	$ 411,743,637	$ 758,735	$ 417,949,432
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 84,084	$ —	$ 84,084
Interest Rate Contracts	844,408	—	—	844,408
Liabilities
Credit Contracts	—	(1,601)	—	(1,601)
Interest Rate Contracts	(459,963)	(1,443,188)	—	(1,903,151)
	$ 384,445	$ (1,360,705)	$ —	$ (976,260)
(a)	Derivative financial instruments are swaps, futures contracts and options written. Swaps, futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
DAC	Designated Activity Co.
GO	General Obligation Bonds
LP	Limited Partnership
OTC	Over-the-Counter
RB	Revenue Bonds
SOFR	Secured Overnight Financing Rate